UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4880

Dreyfus Premier GNMA Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/2006

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus Premier GNMA Fund September 30, 2006 (Unaudited)
	Principal
Bonds and Notes--100.1%	Amount ($)		Value ($)

U.S. Government Agencies/Mortgage-Backed--96.0%
Government National Mortgage Association I:
6.00%	1,300,000	a	1,315,834
5.00%, 5/15/33 - 8/15/35	5,497,802		5,349,660
5.50%, 6/15/20 - 9/15/35	24,641,479		24,527,556
6.00%, 10/15/19 - 3/15/36	8,921,988		9,051,458
6.50%, 10/15/08 - 5/15/28	1,236,272		1,252,431
7.50%, 2/15/22 - 12/15/23	560,118		583,313
8.00%, 4/15/08 - 12/15/22	621,853		652,414
8.50%, 2/15/17 - 11/15/22	281,565		301,974
9.00%, 11/15/19 - 12/15/22	249,930		269,294
9.50%, 5/15/18 - 1/15/25	222,933		244,371
Ser. 2004-43, Cl. A, 2.82%,
12/16/19	854,386		819,996
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	487,986		477,899
Ser. 2005-76, Cl. A, 3.96%,
5/16/30	1,177,196		1,145,869
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	1,166,265		1,136,739
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	958,016		935,344
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	556,187		541,192
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	1,226,416		1,201,497
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	554,976		544,051
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	2,538,738		2,494,087
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	377,010		369,843
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	462,415		454,993
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	500,000		490,655
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	1,145,319		1,126,073
Government National Mortgage Association II:
4.50%, 7/20/30 - 7/20/32	533,515	b	534,311
5.00%, 9/20/33 - 7/20/35	7,780,733		7,531,827
5.38%, 4/20/30 - 6/20/32	1,277,740	b	1,289,723
5.50%, 1/20/34 - 1/20/36	13,307,194		13,182,637
6.00%, 6/20/35 - 6/20/36	8,804,100		8,894,975
6.50%, 5/20/31 - 7/20/36	4,558,785		4,668,798
7.00%, 1/20/30 - 4/20/32	1,830,998		1,884,915
7.50%, 9/20/30	14,119		14,604
9.00%, 7/20/25	149,869		161,717
			93,450,050
U.S. Treasury Inflation Protected Securities--4.1%
2.00%, 1/15/16	4,054,666	c	3,962,192

	Total Bonds and Notes
	(cost $98,688,388)		97,412,242

		Principal
	Short-Term Investments--.3%	Amount ($)	Value ($)

	U.S. Treasury Bills:
	4.85%, 12/7/06	175,000 d	173,486
	4.93%, 10/19/06	150,000	149,679
	Total Short-Term Investments
	(cost $323,049)		323,165

	Other Investment--1.0%	Shares	Value ($)

	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $941,000)	941,000 e	941,000

	Total Investments (cost $99,952,437)	101.4%	98,676,407
	Liabilities, Less Cash and Receivables	(1.4%)	(1,327,586)
	Net Assets	100.0%	97,348,821

a	Purchased on a forward commitment basis.
b		Variable rate security--interest rate subject to periodic change.
c		Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
d		All or partially held by a broker as collateral for open financial futures positions.
e		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
September 30, 2006 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2006 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	326	34,398,094	December 2006	170,322
Financial Futures Short
U.S. Treasury 10 Year Notes	106	(11,454,625)	December 2006	(113,453)
U.S. Treasury 30 Year Bonds	45	(5,058,281)	December 2006	(90,703)
				(33,834)

STATEMENT OF OPTIONS WRITTEN
September 30, 2006 (Unaudited)

			Contracts	Value ($)

Call Options
December 2006 10 Year Future
October 2006 @ 109
(Premiums received $7,742)			73	(10,266)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier GNMA Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)